Supplemental Schedules-Condensed Consolidating Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	(2,830)	7,170
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive loss, net of tax	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	156,297	73,710	184,113
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	178,974
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement	2,470
Foreign currency translation adjustment	(20,232)
Total other comprehensive loss, net of tax	(14,243)
Total comprehensive income, net of tax	164,731
Comprehensive income attributable to noncontrolling interests	(2,244)
Comprehensive income attributable to Cinemark USA, Inc.	162,487
Unrestricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	20,310
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	20,310
Comprehensive income attributable to Cinemark USA, Inc.	20,310
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(26,500)
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	(26,500)
Comprehensive income attributable to Cinemark USA, Inc.	$ (26,500)